Schedule of Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
FG Group Holdings Inc [Member]
Deferred tax assets:
Deferred revenue	$ 142	$ 110
Compensation-related accruals	224	79
Inventory reserves	102	124
Stock compensation expense	620	587
Warranty reserves	115	81
Uncollectible receivable reserves	40	68
Net operating losses	2,890	5,888
Tax credits	1,699	1,699
Disallowed interest expense	1,697	1,460
Equity in income of equity method holdings	2,154	13
Depreciation and amortization	1,863
Other	127	162
Total deferred tax assets	11,673	10,271
Valuation allowance	(11,535)	(11,645)
Net deferred tax assets after valuation allowance	138	(1,374)
Deferred tax liabilities:
Depreciation and amortization	567	544
Cash repatriation	2,771	2,933
Total deferred tax liabilities	3,338	3,477
Net deferred tax liability	(3,200)	(4,851)
Strong Global Entertainment Inc [Member]
Deferred tax assets:
Deferred revenue	156	118
Compensation-related accruals	191	118
Inventory reserves	102	139
Warranty reserves	115	82
Uncollectible receivable reserves	16	50
Net operating losses	316	594
Depreciation and amortization	1,863
Other	111	80
Total deferred tax assets	2,870	1,181
Valuation allowance	(2,607)	(1,084)
Net deferred tax assets after valuation allowance	263	97
Deferred tax liabilities:
Depreciation and amortization	(388)	(626)
Total deferred tax liabilities	(388)	(626)
Net deferred tax liability	$ (125)	$ (529)